Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 814,093	$ 1,123,095
Short term investments	2,518,745	14,257,394
Total	$ 3,332,838	$ 15,380,489